Debt (Summary of indebtedness) (Details) $ in Thousands	6 Months Ended
	Jun. 30, 2020 USD ($) aircraft	Dec. 31, 2019 USD ($)
Debt Disclosure [Abstract]
Outstanding indebtedness, excluding fair value adjustments, debt issuance costs and debt discounts	$ 30,800,000
Fair value adjustments	63,300
Debt issuance costs, debt discounts and debt premium	$ 145,557	$ 138,135
Debt Instrument [Line Items]
Collateral (Number of aircraft) | aircraft	282
Commitment	$ 36,782,018
Undrawn amounts	6,015,865
Debt issuance costs, debt discounts and debt premium	(145,557)	(138,135)
Debt	30,683,892	29,486,131
Unsecured
Debt Instrument [Line Items]
Commitment	22,972,075
Undrawn amounts	4,950,000
Amount outstanding	18,087,896	17,523,093
Unsecured | International Lease Finance Corporation (“ILFC”) Legacy Notes
Debt Instrument [Line Items]
Commitment	2,899,075
Undrawn amounts	0
Amount outstanding	$ 2,899,075	2,900,000
Weighted average interest rate	7.10%
Unsecured | AerCap Trust (b) & AICDC (c) Notes
Debt Instrument [Line Items]
Commitment	$ 13,249,000
Undrawn amounts	0
Amount outstanding	$ 13,249,000	12,500,000
Weighted average interest rate	4.35%
Unsecured | Asia Revolving Credit Facility
Debt Instrument [Line Items]
Commitment	$ 950,000
Undrawn amounts	950,000
Amount outstanding	$ 0	0
Weighted average interest rate	0.00%
Unsecured | Citi Revolving Credit Facility
Debt Instrument [Line Items]
Commitment	$ 4,000,000
Undrawn amounts	4,000,000
Amount outstanding	$ 0	0
Weighted average interest rate	0.00%
Unsecured | Other unsecured debt
Debt Instrument [Line Items]
Commitment	$ 1,874,000
Undrawn amounts	0
Amount outstanding	$ 1,874,000	2,024,000
Weighted average interest rate	2.09%
Unsecured | Unsecured debt, fair value adjustment
Debt Instrument [Line Items]
Amount outstanding	$ 65,821	99,093
Secured
Debt Instrument [Line Items]
Commitment	11,516,422
Undrawn amounts	1,065,865
Amount outstanding	$ 10,448,252	9,803,874
Secured | Export credit facilities
Debt Instrument [Line Items]
Collateral (Number of aircraft) | aircraft	17
Commitment	$ 493,533
Undrawn amounts	0
Amount outstanding	$ 493,533	565,312
Weighted average interest rate	2.30%
Secured | Institutional secured term loans & secured portfolio loans
Debt Instrument [Line Items]
Collateral (Number of aircraft) | aircraft	177
Commitment	$ 7,201,006
Undrawn amounts	157,000
Amount outstanding	$ 7,044,006	7,303,496
Weighted average interest rate	2.62%
Secured | AerFunding Revolving Credit Facility
Debt Instrument [Line Items]
Collateral (Number of aircraft) | aircraft	46
Commitment	$ 2,500,000
Undrawn amounts	554,965
Amount outstanding	$ 1,945,035	875,145
Weighted average interest rate	2.17%
Secured | Other secured debt
Debt Instrument [Line Items]
Collateral (Number of aircraft) | aircraft	42
Commitment	$ 1,321,883
Undrawn amounts	353,900
Amount outstanding	$ 967,983	1,062,756
Weighted average interest rate	3.42%
Secured | Secured debt fair value adjustment
Debt Instrument [Line Items]
Amount outstanding	$ (2,305)	(2,835)
Subordinated
Debt Instrument [Line Items]
Commitment	2,293,521
Undrawn amounts	0
Amount outstanding	2,293,301	2,297,299
Subordinated | Subordinated Notes
Debt Instrument [Line Items]
Commitment	2,250,000
Undrawn amounts	0
Amount outstanding	$ 2,250,000	2,250,000
Weighted average interest rate	4.79%
Subordinated | Subordinated debt issued by joint ventures
Debt Instrument [Line Items]
Commitment	$ 43,521
Undrawn amounts	0
Amount outstanding	$ 43,521	47,521
Weighted average interest rate	0.00%
Subordinated | Subordinated debt fair value adjustment
Debt Instrument [Line Items]
Amount outstanding	$ (220)	$ (222)